Income from securities and derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Income from securities and derivatives [Abstract]
Income from amounts recovered from reinsurer	R$ 2,007,869	R$ 1,615,108	R$ 1,471,738
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	1,671,056	1,284,794	1,100,971
Gains (losses) on financial assets at fair value through profit or loss	298,832	194,250	209,400
Interest revenue for financial assets measured at amortised cost	37,981	136,064	161,367
Income from Derivatives	546,713	(69,273)	33,883
Future dolar contracts	(48,016)	33,250	34,984
Deferred tax expense (income) relating to hedge transactions	40,987	(2,445)	4,475
Futures contracts and swaps - b	553,741	(100,078)	(5,576)
Foreign exchange revenues	74,588	88,708	99,780
Total of Income from securities and derivatives	R$ 2,629,170	R$ 1,634,543	R$ 1,605,401